Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquired Intangible Assets Amortization [Line Items]
Measurement period adjustments		$ 852	$ 12,169
Deferred income tax liabilities	$ 502,891	506,362	571,428
Gain (loss) recognized related with goodwill	$ 868	(2,126)	4,204
Goodwill Impairment		0	652,000	$ 0
Intangible assets		10,400	49,600
Amortization expense related to intangible assets		189,900	188,800	149,100
Assets impairment charge		0	580,000	$ 0
Daymon Acquisition [Member]
Acquired Intangible Assets Amortization [Line Items]
Measurement period adjustments		$ 900	12,200
Other accrued expenses			10,400
Deferred income tax liabilities			$ 1,900
Daymon Acquisition [Member] | Smollan Holdings Property Limited [Member] | South Africa [Member]
Acquired Intangible Assets Amortization [Line Items]
Minority ownership interest percentage			25.00%
Proceeds from reduction of goodwill			$ 2,000
Gain (loss) recognized related with goodwill			$ 0